Income Tax - Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income (Detail) - ARS ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income tax	$ (56,428)	$ (7,010)	$ 90,144
Statutory tax rate	30.00%	30.00%	30.00%	35.00%
Statutory tax rate applied to net income before income tax	$ 16,928	$ 2,103	$ (27,043)
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(62,218)	(20,189)	(100,760)
Exchange differences	24,242	22,553	67,767
Effect of the valuation of inventories	(11,102)	(11,553)	(8,666)
Income on investments in associates and joint ventures	3,981	2,390	1,452
Effect by change of tax rate	4,286	1,956	12,795
Dispute associated to cost deduction for hydrocarbon wells abandonment		(5,175)
Interest related to the payment facility plan for the dispute associated to cost deduction for hydrocarbon wells abandonment	(657)	1,333
Result of companies' revaluation			3,594
Miscellaneous	3,541	1,056	(677)
Income tax	$ (20,999)	$ (5,526)	$ (51,538)